T. ROWE PRICE Summit Municipal Intermediate Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
( Amounts in $000s)
‡
MUNICIPAL SECURITIES
100.3%
Alabama 0.1%
Tuscaloosa County IDA, Hunt Refining, Series A, IDRB,
4.50%, 5/1/32 (1) 4,675 5,286
5,286
Alaska 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31 8,325 10,340
Valdez, Exxon Pipeline Project, Series C, VRDN, 0.01%,
12/1/33 1,200 1,200
11,540
Arizona 2.0%
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23 1,430 1,561
Maricopa County IDA, Banner Health, IDRB, 5.00%,
1/1/32 10,465 12,988
Maricopa County IDA, Banner Health, Series C, IDRB,
VRDN, 5.00%, 1/1/48 (Tender 10/18/24) 12,145 14,213
Peoria IDA, Sierra Winds Life Care Community, Series
A, IDRB, 5.00%, 11/15/24 1,655 1,669
Peoria IDA, Sierra Winds Life Care Community, Series
A, IDRB, 5.25%, 11/15/29 2,110 2,124
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 786
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 5,833
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 4,597
Phoenix Civic Improvement, Series A, 5.00%, 7/1/23 (2) 1,000 1,110
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) 1,300 1,500
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) 2,195 2,623
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30 1,500 1,891
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31 4,175 5,244
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32 1,275 1,595
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33 3,060 3,815
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34 1,690 2,102
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/23 75 80
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/24 200 219
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/25 300 335
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/26 250 284
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/27 300 347
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/28 450 526

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/29 350 407
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/30 350 405
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/31 400 461
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/32 400 459
Phoenix IDA, Downtown Phoenix Student Housing,
Series A, IDRB, 5.00%, 7/1/33 300 342
Phoenix IDA, Downtown Phoenix Student Housing,
Series B, VRDN, 0.01%, 11/15/52 7,325 7,325
Salt River Agricultural Improvement & Power Dist.,
Series A, 5.00%, 12/1/28 2,480 2,580
Salt River Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/30 10,000 12,561
Salt River Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/31 12,990 16,262
Salt River Agricultural Improvement & Power Dist.,
Arizona Electric Sys., 5.00%, 1/1/31 3,000 3,869
Salt River Agricultural Improvement & Power Dist.,
Arizona Electric Sys., 5.00%, 1/1/32 6,695 9,064
119,177
California 9.4%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series
A, 5.00%, 8/1/31 1,000 1,113
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series
A, 5.00%, 8/1/33 2,000 2,224
Bay Area Toll Auth., San Francisco Bay Area, 5.00%,
4/1/28 (Prerefunded 4/1/22) (3) 9,875 10,440
California, GO, 4.00%, 11/1/35 6,355 7,999
California, GO, 4.00%, 11/1/36 6,000 7,524
California, GO, 4.00%, 11/1/37 3,595 4,494
California, GO, 5.00%, 4/1/29 2,840 3,831
California, GO, 5.00%, 11/1/31 7,875 10,428
California Dept. of Water Resources & Power Supply,
Series O, 5.00%, 5/1/22 (4) 5,000 5,307
California Dept. of Water Resources & Power Supply,
Central Valley, Series AW, 5.00%, 12/1/31 7,000 8,806
California HFFA, Adventist Health System, Series B,
VRDN, 0.01%, 9/1/38 1,500 1,500
California HFFA, Scripps Health, Series C, VRDN,
0.01%, 10/1/42 1,250 1,250
California HFFA, Sutter Health, Series A, 5.00%,
11/15/32 560 716

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
California HFFA, Sutter Health, Series A, 5.00%,
11/15/33 2,075 2,648
California HFFA, Sutter Health, Series A, 5.00%,
11/15/34 2,500 3,184
California HFFA, Sutter Health, Series A, 5.00%,
11/15/35 (Prerefunded 11/15/25) (3) 9,380 11,478
California HFFA, Sutter Health, Series D, 5.25%,
8/15/31 (Prerefunded 8/15/21) (3) 4,000 4,111
California Housing Fin., Series 2019-1, Class A, 4.25%,
1/15/35 3,978 4,662
California Housing Fin., Series 2019-2, Class A, 4.00%,
3/20/33 7,893 9,000
California Infrastructure & Economic Dev. Bank, Series
B, FRN, 100% of SIFMA + 0.70%, 0.74%, 12/1/50
(Tender 6/1/26) 3,375 3,375
California Municipal Fin. Auth., Caritas Affordable
Housing, Series A, 5.00%, 8/15/30 1,000 1,126
California Public Works Board, Judicial Council, Series
A, 5.00%, 3/1/27 1,350 1,484
California Public Works Board, Judicial Council, Series
A, 5.00%, 3/1/28 1,660 1,824
California Statewide CDA, Huntington Memorial Hosp.,
Series B, 5.00%, 7/1/32 3,000 3,410
California Statewide CDA, Huntington Memorial Hosp.,
Series B, 5.00%, 7/1/33 2,380 2,704
California Statewide CDA, Loma Linda Univ. Medical
Center, 5.25%, 12/1/29 2,630 3,028
California Statewide CDA, Loma Linda Univ. Medical
Center, 5.25%, 12/1/34 10,830 12,283
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.00%, 12/1/25 (1) 2,265 2,683
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.00%, 12/1/27 (1) 1,005 1,203
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.00%, 12/1/28 (1) 4,235 5,045
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.00%, 12/1/29 (1) 3,000 3,555
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.00%, 12/1/30 (1) 6,875 8,108
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.00%, 12/1/31 (1) 4,275 5,019
California Statewide CDA, Loma Linda Univ. Medical
Center, Series A, 5.00%, 12/1/36 (1) 7,750 8,966
California, Various Purpose, GO, 4.00%, 3/1/27 7,465 9,097
California, Various Purpose, GO, 4.00%, 3/1/28 8,000 9,951
California, Various Purpose, GO, 4.00%, 9/1/35 5,000 5,870
California, Various Purpose, GO, 5.00%, 8/1/24 1,685 1,969

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
California, Various Purpose, GO, 5.00%, 10/1/26 16,565 18,273
California, Various Purpose, GO, 5.00%, 10/1/27 18,140 20,002
California, Various Purpose, GO, 5.00%, 11/1/27 20,000 22,596
California, Various Purpose, GO, 5.00%, 9/1/28 8,800 11,030
California, Various Purpose, GO, 5.00%, 10/1/29 13,950 16,319
California, Various Purpose, GO, 5.00%, 8/1/30 4,000 4,827
California, Various Purpose, GO, 5.00%, 8/1/33 12,000 15,297
California, Various Purpose, GO, 5.00%, 8/1/35 9,875 11,426
California, Various Purpose, GO, Refunding, 5.00%,
8/1/24 5,275 6,163
California, Various Purpose, BID Group, GO, 5.00%,
8/1/27 21,250 27,500
California, Various Purpose, BID Group, GO, 5.00%,
8/1/30 8,000 9,987
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/33 21,790 27,692
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34 23,360 29,632
Los Angeles Dept. of Airports, Series C, 5.00%,
5/15/29 (2) 6,050 7,676
Los Angeles Dept. of Airports, Series C, 5.00%,
5/15/33 (2) 7,920 10,458
Los Angeles Dept. of Water, Series A-1, VRDN, 0.01%,
7/1/50 5,000 5,000
Los Angeles Dept. of Water, Series B-1, VRDN, 0.01%,
7/1/35 3,000 3,000
Los Angeles Dept. of Water, Series B-2, VRDN, 0.01%,
7/1/35 3,000 3,000
Los Angeles Dept. of Water, Series B-4, VRDN, 0.01%,
7/1/35 1,000 1,000
Los Angeles Dept. of Water & Power, Series A, 5.00%,
7/1/27 90 96
Los Angeles Dept. of Water & Power, Series B, 5.00%,
7/1/29 15,735 17,534
Los Angeles Dept. of Water & Power, Series B, 5.00%,
7/1/34 5,000 6,031
Northern California Gas Auth. No. 1, Series B, FRN,
67% of 3M USD LIBOR + 0.72%, 0.879%, 7/1/27 3,970 3,952
San Francisco City & County Int'l. Airport, Series
2020A, 5.00%, 5/1/38 (2) 6,250 8,061
San Francisco City & County Int'l. Airport, Series A,
5.00%, 5/1/22 (2) 2,600 2,752
San Francisco City & County Int'l. Airport, Series D,
5.00%, 5/1/23 (2) 1,975 2,184
San Francisco City & County Int'l. Airport, Series E,
5.00%, 5/1/37 (2) 4,450 5,643

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
San Francisco City & County Int'l. Airport, Series H,
5.00%, 5/1/30 (2) 8,335 10,898
San Francisco City & County Int'l. Airport, San
Francisco Airport Commission, Series D, 5.00%, 5/1/34 3,800 4,957
San Francisco City & County Int'l. Airport, San
Francisco Airport Commission, Series D, 5.00%, 5/1/35 6,735 8,764
San Francisco City & County Int'l. Airport, Unrefunded
Balance, Series A, 5.00%, 5/1/23 (2) 1,975 2,184
San Francisco Community College Dist., GO, 5.00%,
6/15/29 905 1,084
San Francisco Community College Dist., GO, 5.00%,
6/15/30 3,000 3,585
San Francisco Community College Dist., GO, 5.00%,
6/15/31 4,060 4,842
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28 1,750 1,982
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29 2,000 2,258
Univ. of California, Series AI, 5.00%, 5/15/32 13,500 14,927
Univ. of California, Series AL-1, VRDN, 0.01%, 5/15/48 400 400
Univ. of California, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (3) 3,540 3,761
Univ. of California, Series G, 5.00%, 5/15/32
(Prerefunded 5/15/22) (3) 2,795 2,970
Univ. of California, Unrefunded Balance, Series G,
5.00%, 5/15/30 4,260 4,518
Univ. of California, Unrefunded Balance, Series G,
5.00%, 5/15/32 2,575 2,730
Univ. of California, Unrefunded Balance, Series G,
5.00%, 5/15/37 10,075 10,679
569,085
Colorado 2.6%
Colorado HFA, Catholic Health Initiatives, Series B-1,
5.00%, 7/1/30 (Prerefunded 11/9/22) (3) 4,045 4,383
Colorado HFA, Children's Hosp., VRDN, 0.01%,
12/1/52 1,800 1,800
Colorado HFA, Children's Hosp., VRDN, 0.03%,
12/1/52 2,815 2,815
Colorado HFA, Commonspirit Health, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25) 3,400 3,977
Colorado HFA, Sanford Health, Series A, 5.00%,
11/1/27 2,425 3,114
Colorado HFA, Sanford Health, Series A, 5.00%,
11/1/28 5,450 7,172
Colorado HFA, Sanford Health, Series A, 5.00%,
11/1/34 7,250 9,524
Denver City & County Airport, Series A, 5.00%, 12/1/30
(2) 8,845 11,792

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Denver City & County Airport, Series A, 5.00%, 12/1/32
(2) 3,510 4,410
Denver City & County Airport, Series A, 5.00%, 12/1/33
(2) 6,550 8,200
Denver City & County Airport, Series A, 5.00%, 12/1/35
(2) 22,700 28,273
Denver City & County Airport, Series A, 5.00%, 12/1/43
(2) 24,360 29,701
Denver City & County Airport, Series A, 5.25%,
11/15/23 (Prerefunded 11/15/21) (2)(3) 2,245 2,333
Denver City & County Airport, Series B, 5.00%,
11/15/29 (Prerefunded 11/15/22) (3) 2,945 3,199
Denver City & County Airport, Series B, 5.00%,
11/15/30 (Prerefunded 11/15/22) (3) 4,025 4,372
Denver City & County Airport, Series B, 5.25%,
11/15/28 3,000 3,393
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (2) 12,090 12,835
E-470 Public Highway Auth., Series B, FRN, 67% of 1M
USD LIBOR + 1.05%, 1.132%, 9/1/39 (Tender 9/1/21) 3,575 3,577
Regional Transportation Dist., Fastracks Project, Series
A, 5.00%, 11/1/29 3,875 4,183
Univ. of Colorado, Series A-2, VRDN, 0.01%, 6/1/50 6,850 6,850
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/21 (5) 200 207
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (5) 585 654
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (5) 230 257
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (5) 250 297
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (5) 575 707
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (5) 630 825
158,850
Connecticut 0.7%
Connecticut, Series E, GO, 5.00%, 9/15/31 12,000 15,506
Connecticut HEFA, Yale New Haven Health, Series C,
VRDN, 0.04%, 7/1/25 700 700
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 10/1/29 10,000 11,157
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32 10,000 12,616
Mashantucket Western Pequot Tribe, 6.05% (PIK),
7/1/31 (6)(7) 384 25
40,004
Delaware 0.2%
Delaware, Series A, GO, 5.00%, 2/1/31 3,915 5,061
Delaware, Series A, GO, 5.00%, 2/1/32 3,000 3,862

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Univ. of Delaware, VRDN, 0.02%, 11/1/35 1,725 1,725
10,648
District of Columbia 2.6%
District of Columbia, Series A, GO, 5.00%, 6/1/30 750 897
District of Columbia, Series A, GO, 5.00%, 6/1/31 5,000 5,962
District of Columbia, Series A, GO, 5.00%, 6/1/34 4,965 6,061
District of Columbia, Series A, GO, 5.00%, 6/1/36 4,550 5,696
District of Columbia, Series D, GO, 5.00%, 6/1/29 4,365 5,559
District of Columbia, Series D, GO, 5.00%, 6/1/32 10,000 12,639
District of Columbia Water & Sewer Auth., Series B,
5.00%, 10/1/36 2,000 2,387
District of Columbia, Georgetown Univ., 5.00%, 4/1/33 3,000 3,623
District of Columbia, Georgetown Univ., 5.00%, 4/1/34 1,800 2,168
District of Columbia, Georgetown Univ., 5.00%, 4/1/35 2,000 2,405
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/24 (2) 8,860 10,333
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/27 (2) 2,790 3,221
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/28 (2) 2,310 2,656
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/29 (2) 4,150 5,340
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/30 (2) 3,285 4,192
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/31 (2) 8,090 9,823
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/31 (2) 4,675 5,941
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/33 (2) 5,300 6,677
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/34 (2) 7,350 8,849
Metropolitan Washington Airports Auth., Series A,
5.00%, 10/1/35 (2) 9,475 11,384
Metropolitan Washington Airports Auth., Series B,
5.00%, 10/1/30 (2) 10,280 12,183
Metropolitan Washington Airports Auth., Airport Sys.,
Series A, 5.00%, 10/1/31 (2) 3,655 3,893
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/28 5,000 5,979
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/29 8,190 9,733
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30 2,800 3,313

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Washington Metropolitan Area Transit Auth., Series B,
5.00%, 7/1/35 4,060 5,025
155,939
Florida 8.8%
Alachua County HFA, Shands Teaching Hosp. & Clinics,
5.00%, 12/1/21 500 518
Alachua County HFA, Shands Teaching Hosp. & Clinics,
5.00%, 12/1/24 1,200 1,399
Alachua County HFA, Shands Teaching Hosp. & Clinics,
5.00%, 12/1/34 2,615 3,394
Alachua County HFA, Shands Teaching Hosp. and
Clinics, 4.00%, 12/1/23 1,100 1,206
Alachua County HFA, Shands Teaching Hosp. and
Clinics, 5.00%, 12/1/22 500 539
Alachua County HFA, Shands Teaching Hosp. and
Clinics, Series B, 5.00%, 12/1/34 12,380 14,230
Brevard County HFA, Health First, 5.00%, 4/1/23 450 494
Brevard County HFA, Health First, 5.00%, 4/1/27 1,945 2,203
Brevard County HFA, Health First, 5.00%, 4/1/29 750 844
Brevard County HFA, Health First, 5.00%, 4/1/30 3,285 3,686
Brevard County HFA, Health First, 5.00%, 4/1/31 4,490 5,029
Brevard County HFA, Health First, 5.00%, 4/1/33 2,845 3,174
Brevard County HFA, Health First, 5.00%, 4/1/39 9,855 10,915
Broward County Airport, 5.00%, 10/1/27 (2) 1,250 1,586
Broward County Airport, 5.00%, 10/1/29 (2) 2,250 2,819
Broward County Airport, 5.00%, 10/1/30 (2) 1,250 1,555
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,859
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 2,240
Broward County Airport, 5.00%, 10/1/33 (2) 1,250 1,537
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,840
Broward County Airport, Series A, 5.00%, 10/1/33 (2) 4,840 6,198
Broward County Airport, Series A, 5.00%, 10/1/34 (2) 5,500 7,024
Broward County Airport, Series A, 5.25%, 10/1/29
(Prerefunded 10/1/23) (2)(3) 1,650 1,865
Broward County Airport, Series P-2, 5.00%, 10/1/25 3,700 3,982
Broward County Airport, Series P-2, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3) 2,885 3,119
Broward County Airport, Series Q-1, 5.00%, 10/1/28
(Prerefunded 10/1/22) (3) 5,090 5,504
Broward County Airport, Series Q-2, 5.00%, 10/1/27
(Prerefunded 10/1/22) (2)(3) 2,000 2,158
Broward County Port Fac., Series C, 5.00%, 9/1/29 1,760 2,279
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) 2,760 3,354
Broward County School Dist., TAN, 2.00%, 6/30/21 13,000 13,103
Capital Projects Fin. Auth., Florida Univ. Project, Series
A-1, 5.00%, 10/1/25 750 846

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series
A-1, 5.00%, 10/1/26 1,250 1,435
Capital Projects Fin. Auth., Florida Univ. Project, Series
A-1, 5.00%, 10/1/27 1,500 1,746
Capital Projects Fin. Auth., Florida Univ. Project, Series
A-1, 5.00%, 10/1/28 1,500 1,766
Capital Projects Fin. Auth., Florida Univ. Project, Series
A-1, 5.00%, 10/1/29 500 595
Central Florida Expressway Auth., Series A, 5.00%,
7/1/30 16,915 20,799
Florida Board of Ed., Capital Outlay, Series C, GO,
5.00%, 6/1/28 10,720 11,402
Florida Board of Ed., Capital Outlay, Series C, GO,
5.00%, 6/1/29 4,965 6,380
Florida Board of Ed., Capital Outlay, Series E, GO,
5.00%, 6/1/27 6,175 6,276
Florida Board of Ed., Lottery Revenue, Series A, 5.00%,
7/1/23 10,000 11,179
Florida Dept. of Environmental Protection, Forever
Revenue, Series B, 5.00%, 7/1/22 10,500 10,711
Florida DOT, Garvees, Series A, 5.00%, 7/1/30 10,085 13,603
Florida Municipal Power Agency, Series A, 5.00%,
10/1/31 7,910 9,697
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/25 (2) 10,000 12,070
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/27 (2) 15,315 19,485
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/34 (2) 3,000 3,692
Greater Orlando Aviation Auth., Series A, 5.00%,
10/1/35 (2) 6,500 7,985
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series A, 5.00%, 10/1/23 (2) 1,480 1,655
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.00%, 10/1/33 5,160 5,952
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.00%, 10/1/34 3,090 3,563
Jacksonville, Better Jacksonville Sales Tax, 5.00%,
10/1/21 5,075 5,236
Jacksonville, Better Jacksonville Sales Tax, Series A,
5.00%, 10/1/30 5,000 5,374
Lee Memorial Health Sys., Series A-1, 4.00%, 4/1/37 1,300 1,523
Lee Memorial Health Sys., Series A-1, 5.00%, 4/1/34 1,240 1,594
Miami-Dade County Aviation, 5.00%, 10/1/27 (2) 2,925 3,387
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23
(2) 9,000 9,679

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24
(2) 10,000 10,751
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26
(Prerefunded 10/1/22) (2)(3) 5,000 5,386
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29
(2) 1,800 2,074
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30
(2) 6,950 7,993
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32
(2) 9,590 10,973
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38
(2) 5,930 6,898
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25
(Prerefunded 10/1/22) (3) 3,000 3,244
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3) 12,420 13,429
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27
(Prerefunded 10/1/22) (3) 4,980 5,385
Miami-Dade County Expressway Auth., Series A, 5.00%,
7/1/33 3,000 3,621
Miami-Dade County Expressway Auth., Series B, 5.00%,
7/1/26 4,530 5,193
Miami-Dade County Expressway Auth., Series B, 5.00%,
7/1/27 3,850 4,403
Miami-Dade County Expressway Auth., Series B, 5.00%,
7/1/28 2,775 3,167
Miami-Dade County Expressway Auth., Toll, Series A,
5.00%, 7/1/26 3,900 4,142
Miami-Dade County Expressway Auth., Toll, Series A,
5.00%, 7/1/28 5,565 5,910
Miami-Dade County Expressway Auth., Toll, Series A,
5.00%, 7/1/30 2,000 2,283
Miami-Dade County Expressway Auth., Toll, Series A,
5.00%, 7/1/30 1,250 1,327
Miami-Dade County Expressway Auth., Toll, Series A,
5.00%, 7/1/31 2,000 2,282
Orange County Convention Center, Tourist Dev. Tax,
5.00%, 10/1/21 5,680 5,848
Orange County Convention Center, Tourist Dev. Tax,
5.00%, 10/1/22 12,020 12,902
Orange County Convention Center, Tourist Dev. Tax,
5.00%, 10/1/23 12,735 14,310
Orange County School Board, Series C, COP, 5.00%,
8/1/30 18,050 21,525
Orange County School Board, Series C, COP, 5.00%,
8/1/33 5,535 6,782

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Orange County School Board, Series D, COP, 5.00%,
8/1/30 2,250 2,683
Orlando-Orange County Expressway Auth., 5.00%,
7/1/28 4,990 5,536
Orlando-Orange County Expressway Auth., 5.00%,
7/1/29 5,005 5,550
Orlando-Orange County Expressway Auth., 5.00%,
7/1/32 11,550 12,789
Orlando-Orange County Expressway Auth., Series B,
5.00%, 7/1/24 1,830 2,043
Reedy Creek Improvement Dist., Series A, GO, 5.00%,
6/1/27 (Prerefunded 6/1/23) (3) 3,900 4,341
Reedy Creek Improvement Dist., Series A, GO, 5.00%,
6/1/28 (Prerefunded 6/1/23) (3) 5,000 5,565
South Broward Hosp. Dist., 5.00%, 5/1/22 3,000 3,166
South Miami HFA, Baptist Health South Florida, 5.00%,
8/15/21 1,250 1,281
South Miami HFA, Baptist Health South Florida, 5.00%,
8/15/22 1,945 2,083
South Miami HFA, Baptist Health South Florida, 5.00%,
8/15/23 1,000 1,116
South Miami HFA, Baptist Health South Florida, 5.00%,
8/15/34 6,385 7,945
South Miami HFA, Baptist Health South Florida, 5.00%,
8/15/35 9,000 11,174
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/26 10,700 11,331
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/27 400 488
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/28 325 394
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/29 420 507
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/30 365 439
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/31 700 841
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/32 1,070 1,282
Tampa Health Sys., BayCare Health, Series A, 5.00%,
11/15/33 455 545
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax
Allocation, Series A, 5.00%, 9/1/25 2,900 3,110
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax
Allocation, Series A, 5.00%, 9/1/26 1,400 1,500

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Tolomato Community Dev. Dist., Capital Appreciation
Bond, Special Assessment, Series 2015-1, STEP,
0.00%, 5/1/40 415 389
Tolomato Community Dev. Dist., Capital Appreciation
Bond, Special Assessment, Series 2015-2, STEP,0.00%,
5/1/40 255 186
Tolomato Community Dev. Dist., Capital Appreciation
Bond, Special Assessment, Series A-4, STEP, 0.00%,
5/1/40 100 85
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-3, 6.45%, 5/1/23 (6)(8) 155 —
Tolomato Community Dev. Dist., Special Assessment,
Series 3, 6.61%, 5/1/40 (6)(8) 280 —
533,480
Georgia 4.8%
Atlanta Airport, Passenger Fac. Charge, Series A,
5.00%, 1/1/27 1,825 2,074
Atlanta Airport, Passenger Fac. Charge, Series A,
5.00%, 1/1/29 12,865 14,550
Atlanta Airport, Passenger Fac. Charge, Series A,
5.00%, 1/1/30 10,500 11,839
Atlanta Airport, Passenger Fac. Charge, Series A,
5.00%, 1/1/31 14,440 16,255
Atlanta Airport, Passenger Fac. Charge, Series A,
5.00%, 1/1/33 2,055 2,304
Atlanta Airport, Passenger Fac. Charge, Series C,
5.00%, 7/1/36 4,585 5,957
Atlanta Airport, Passenger Fac. Charge, Series C,
5.00%, 7/1/38 5,000 6,461
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 1,900 1,215
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 8,950 5,719
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 2,165 1,383
Atlanta Dev. Auth., New Downtown Stadium, Series A-1,
5.00%, 7/1/30 2,335 2,669
Atlanta Dev. Auth., New Downtown Stadium, Series A-1,
5.00%, 7/1/31 4,280 4,879
Atlanta Water & Wastewater, 5.00%, 11/1/31 12,860 15,286
Atlanta Water & Wastewater, 5.00%, 11/1/35
(Prerefunded 5/1/25) (3) 6,000 7,200
Cobb County Kennestone Hosp. Auth., Wellstar Health,
5.00%, 4/1/25 1,075 1,276
Cobb County Kennestone Hosp. Auth., Wellstar Health,
5.00%, 4/1/26 1,100 1,349

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Cobb County Kennestone Hosp. Auth., WellStar Health,
RAC, 5.00%, 4/1/29 5,395 5,887
Cobb County Kennestone Hosp. Auth., WellStar Health,
RAC, 5.00%, 4/1/31 500 618
Cobb County Kennestone Hosp. Auth., WellStar Health,
RAC, 5.00%, 4/1/33 1,250 1,534
Cobb County Kennestone Hosp. Auth., WellStar Health,
RAC, 5.00%, 4/1/35 2,250 2,750
Cobb County Kennestone Hosp. Auth., WellStar Health,
RAC, 5.25%, 4/1/41 (Prerefunded 4/1/21) (3) 4,300 4,335
Fulton County Dev. Auth., Children's Healthcare of
Atlanta, Series C, 5.00%, 7/1/34 1,475 1,937
Fulton County Dev. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/31 400 495
Fulton County Dev. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/32 1,000 1,232
Fulton County Dev. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/33 2,000 2,455
Fulton County Dev. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/34 2,515 3,079
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series A, 5.00%, 2/15/26 1,860 2,265
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series A, 5.00%, 2/15/28 1,200 1,495
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series A, 5.00%, 2/15/29 1,780 2,206
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series A, 5.00%, 2/15/30 6,000 7,391
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series A, 5.00%, 2/15/35 5,000 6,067
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series B, 5.00%, 2/15/28 2,500 3,120
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series B, 5.00%, 2/15/29 2,750 3,413
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series B, 5.00%, 2/15/31 2,365 2,909
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series B, 5.00%, 2/15/32 3,660 4,486
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health, Series B, 5.00%, 2/15/33 3,390 4,138
Gainesville & Hall County Hosp. Auth., Northeast
Georgia Health Sys., Series A, 5.00%, 2/15/37 2,500 3,019
Griffin-Spalding County Hosp. Auth., WellStar Health,
RAC, 5.00%, 4/1/32 1,000 1,232
Griffin-Spalding County Hosp. Auth., WellStar Health,
RAC, 5.00%, 4/1/34 1,205 1,475

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Griffin-Spalding County Hosp. Auth., WellStar Health,
RAC, 5.00%, 4/1/35 1,000 1,222
Main Street Natural Gas, Series A, 5.00%, 5/15/28 3,800 4,855
Main Street Natural Gas, Series A, 5.50%, 9/15/22 3,230 3,499
Main Street Natural Gas, Series A, 5.50%, 9/15/24 2,500 2,948
Main Street Natural Gas, Series A, 5.50%, 9/15/27 11,060 14,304
Main Street Natural Gas, Gas Supply, Series D, FRN,
67% of 1M USD LIBOR + 0.83%, 0.926%, 8/1/48
(Tender 12/1/23) 14,725 14,780
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23) 5,795 6,367
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26) 17,455 20,539
Metropolitan Atlanta Rapid Transit Auth., Sales Tax,
Series B, 5.00%, 7/1/32 5,000 6,181
Municipal Electric Auth. of Georgia, Series A, 5.00%,
1/1/28 8,660 10,597
Municipal Electric Auth. of Georgia, General Power
Revenue, 5.00%, 1/1/29 9,290 11,819
Municipal Electric Auth. of Georgia, General Power
Revenue, 5.00%, 1/1/30 1,870 2,363
Municipal Electric Auth. of Georgia, General Power
Revenue, 5.00%, 1/1/31 1,965 2,474
Municipal Electric Auth. of Georgia, General Power
Revenue, 5.00%, 1/1/32 1,060 1,329
Municipal Electric Auth. of Georgia, General Power
Revenue, 5.00%, 1/1/33 665 831
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30 2,675 3,381
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31 1,560 1,964
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/32 1,700 2,132
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33 1,845 2,306
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34 2,005 2,498
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35 3,415 4,247
Savannah Economic Dev. Auth., Marshes of Skidaway
Island, 6.00%, 1/1/24 (4) 485 538
Savannah Economic Dev. Auth., Marshes of Skidaway
Island, 7.00%, 1/1/34 (Prerefunded 1/1/24) (3) 3,000 3,576
292,704
Hawaii 0.4%
Hawaii Airports Sys., Series A, 5.00%, 7/1/43 (2) 6,000 7,326

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Hawaii Airports Sys., Series D, 4.00%, 7/1/37 16,800 20,255
27,581
Idaho 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/25 1,055 1,199
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/26 1,000 1,135
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/28 745 840
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/29 650 731
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/30 725 812
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/31 720 805
Idaho HFA, Saint Luke's Health, Series A, 5.00%,
3/1/32 1,000 1,118
Idaho HFA, Saint Luke's Health Sys., Series C, VRDN,
0.01%, 3/1/48 2,900 2,900
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29 2,185 2,649
12,189
Illinois 3.6%
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/29 (2) 5,450 6,316
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/30 (2) 13,000 15,033
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23
(Prerefunded 1/1/22) (2)(3) 5,500 5,734
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27
(2) 23,000 26,810
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31 3,600 4,315
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34 8,450 10,418
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/21 2,400 2,437
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/22 3,405 3,608
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/23 4,150 4,564
Chicago Wastewater, Series A, 5.00%, 1/1/32 4,045 4,934
Chicago Wastewater, Series A, 5.00%, 1/1/33 4,250 5,172
Chicago Wastewater, Series A, 5.00%, 1/1/34 4,460 5,410
Illinois, GO, 4.00%, 6/1/35 2,000 2,167
Illinois, GO, 5.00%, 2/1/21 3,775 3,775
Illinois, GO, 5.375%, 5/1/23 1,080 1,188
Illinois, GO, 5.50%, 5/1/24 1,000 1,142
Illinois, GO, 5.50%, 5/1/25 1,000 1,177
Illinois, Series A, GO, 5.00%, 10/1/25 2,050 2,393
Illinois, Series A, GO, 5.00%, 11/1/25 3,825 4,471
Illinois, Series A, GO, 5.00%, 12/1/27 7,685 9,373
Illinois, Series D, GO, 5.00%, 11/1/21 13,030 13,392

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Illinois, Series D, GO, 5.00%, 11/1/24 4,385 4,940
Illinois, Series D, GO, 5.00%, 11/1/25 20,335 23,488
Illinois Fin. Auth., VRDN, 0.04%, 7/1/38 1,358 1,358
Illinois Fin. Auth., Series E-1, VRDN, 0.01%, 8/1/43 2,065 2,065
Illinois Fin. Auth., Northwestern Memorial Hosp., Series
A-2, VRDN, 0.01%, 8/15/42 18,610 18,610
Illinois Fin. Auth., OSF Healthcare Sys., Series B, VRDN,
0.01%, 11/15/37 2,400 2,400
Illinois Fin. Auth., Univ. of Chicago Med., Series D-1,
VRDN, 0.01%, 8/1/43 6,565 6,565
Illinois Fin. Auth., Univ. of Chicago Med., Series E-2,
VRDN, 0.01%, 8/1/43 3,400 3,400
Illinois State Toll Highway Auth., Series C, 5.00%,
1/1/27 1,275 1,498
Illinois State Toll Highway Auth., Series C, 5.00%,
1/1/28 1,150 1,345
Illinois State Toll Highway Auth., Series D, 5.00%,
1/1/22 1,390 1,451
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, 5.00%, 12/15/28 9,000 9,488
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23 5,075 5,604
216,041
Indiana 0.2%
Indiana Fin. Auth., Duke Energy Project, Series A-5,
VRDN, 0.02%, 10/1/40 1,800 1,800
Indiana Fin. Auth., Indiana Univ. Health, Series N,
5.00%, 3/1/23 (Prerefunded 3/1/21) (3) 2,430 2,439
Indiana Fin. Auth., Parkview Health Sys., Series B,
VRDN, 0.01%, 11/1/39 300 300
Indiana Municipal Power Agency, Power Supply, Series
A, 5.00%, 1/1/29 4,250 4,950
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2) 1,270 1,371
10,860
Iowa 0.6%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22 1,615 1,665
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%,
12/1/50 (Tender 12/1/37) 5,980 6,678
Iowa Fin. Auth., Unity Point Health, Series E, VRDN,
0.01%, 2/15/41 2,160 2,160
PEFA, Iowa Gas Project, VRDN, 5.00%, 9/1/49 (Tender
9/1/26) 20,435 25,051
35,554
Kansas 0.4%
Kansas DFA, Adventist Health/Sunbelt, Series A,
5.00%, 11/15/32 11,400 12,034

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Lenexa Health Care Fac., Lakeview Village, Series A,
5.00%, 5/15/21 1,135 1,143
Lenexa Health Care Fac., Lakeview Village, Series A,
5.00%, 5/15/23 1,155 1,215
Lenexa Health Care Fac., Lakeview Village, Series A,
5.00%, 5/15/25 1,000 1,091
Lenexa Health Care Fac., Lakeview Village, Series A,
5.00%, 5/15/26 1,045 1,157
Lenexa Health Care Fac., Lakeview Village, Series A,
5.00%, 5/15/28 2,300 2,555
Wichita, Via Christi Health, Series A, 5.25%, 11/15/25
(Prerefunded 11/15/21) (3) 3,925 4,081
23,276
Kentucky 1.6%
Ashland, Ashland Medical Center, 5.00%, 2/1/27 660 783
Ashland, Ashland Medical Center, 5.00%, 2/1/29 805 985
Ashland, Ashland Medical Center, 5.00%, 2/1/30 370 458
Ashland, Ashland Medical Center, 5.00%, 2/1/31 460 566
Ashland, Ashland Medical Center, 5.00%, 2/1/32 125 153
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/27 8,625 10,062
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/28 3,105 3,591
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/29 5,250 6,037
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/31 1,000 1,140
Kentucky Economic DFA, Owensboro Medical Health,
Series A, 5.00%, 6/1/32 3,250 3,691
Kentucky Public Energy Auth., Series A, VRDN, 4.00%,
4/1/48 (Tender 4/1/24) 10,000 11,066
Kentucky Public Energy Auth., Series C, VRDN, 4.00%,
2/1/50 (Tender 2/1/28) 23,350 28,052
Louisville & Jefferson County Regional Airport Auth.,
UPS Worldwide, VRDN, 0.02%, 1/1/29 (2) 14,400 14,400
Louisville & Jefferson County Regional Airport Auth.,
UPS Worldwide, Series B, VRDN, 0.01%, 1/1/29 (2) 16,600 16,600
Louisville & Jefferson County Regional Airport Auth.,
UPS Worldwide, Series C, VRDN, 0.02%, 1/1/29 (2) 1,100 1,100
98,684
Louisiana 0.5%
Louisiana Offshore Terminal Auth., Loop Project, VRDN,
1.65%, 9/1/27 (Tender 12/1/23) 5,075 5,157
New Orleans Aviation Board, North Terminal Project,
Series B, 5.00%, 1/1/29 (2) 4,400 5,061

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
New Orleans Aviation Board, North Terminal Project,
Series B, 5.00%, 1/1/31 (2) 6,000 6,864
Saint Charles Parish PCR, Shell Oil, Series A, VRDN,
0.03%, 10/1/22 (2) 400 400
Saint Charles Parish, Valero Energy, VRDN, 4.00%,
12/1/40 (Tender 6/1/22) 2,300 2,406
Saint John the Baptist Parish, Marathon Oil, VRDN,
2.00%, 6/1/37 (Tender 4/1/23) 1,900 1,935
Saint John the Baptist Parish, Marathon Oil, Series A-2,
VRDN, 2.10%, 6/1/37 (Tender 7/1/24) 3,500 3,600
Tobacco Settlement Fin., Tobacco Industry, Series A,
5.00%, 5/15/22 3,315 3,523
Tobacco Settlement Fin., Tobacco Industry, Series A,
5.00%, 5/15/23 1,500 1,667
30,613
Maryland 3.0%
Anne Arundel County, Consolidated Water & Sewer,
GO, 5.00%, 4/1/25 700 740
Baltimore City, Series C, 5.00%, 7/1/27 500 565
Baltimore City, Series C, 5.00%, 7/1/28 1,165 1,315
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34 3,570 4,374
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26 3,030 3,433
Baltimore City, Water Project, Series C, 5.00%, 7/1/34 2,155 2,640
Gaithersburg, Asbury Obligated Group, Series A,
4.00%, 1/1/23 990 1,035
Gaithersburg, Asbury Obligated Group, Series A,
4.00%, 1/1/24 2,500 2,653
Gaithersburg, Asbury Obligated Group, Series A,
4.50%, 1/1/25 1,500 1,648
Gaithersburg, Asbury Obligated Group, Series A,
4.50%, 1/1/26 2,495 2,780
Howard County, Series D, GO, 5.00%, 2/15/31 5,480 7,100
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/23 (2) 1,315 1,383
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/24 (2) 13,440 13,725
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/25 (2) 500 547
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/25 (2) 500 552
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/26 (2) 5,685 5,805
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/26 (2) 3,435 3,508
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/27 (2) 3,435 3,507

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
3/31/28 (2) 3,435 3,506
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/29 (2) 1,665 1,867
Maryland Economic Dev., Purple Line Light Rail, 5.00%,
9/30/31 (2) 970 1,084
Maryland Economic Dev., Transportation Fac., Series A,
5.00%, 6/1/26 2,135 2,492
Maryland Economic Dev., Transportation Fac., Series A,
5.00%, 6/1/27 1,040 1,236
Maryland Economic Dev., Transportation Fac., Series A,
5.00%, 6/1/28 1,000 1,206
Maryland HHEFA, 5.00%, 7/1/28 2,275 2,585
Maryland HHEFA, 5.00%, 7/1/29 1,600 1,815
Maryland HHEFA, Adventist Healthcare, Series A,
5.50%, 1/1/29 2,000 2,463
Maryland HHEFA, Adventist Healthcare, Series A,
5.50%, 1/1/30 2,180 2,669
Maryland HHEFA, Adventist Healthcare, Series A,
5.50%, 1/1/31 1,950 2,380
Maryland HHEFA, Anne Arundel Health Sys., 5.00%,
7/1/25 1,000 1,062
Maryland HHEFA, John Hopkins Health, Series A,
5.00%, 5/15/31 2,660 3,170
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29 10,365 12,102
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30 2,785 3,242
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31 1,450 1,684
Maryland HHEFA, MedStar Health, Series B, 5.00%,
8/15/26 2,500 2,795
Maryland HHEFA, MedStar Health, Series B, 5.00%,
8/15/28 4,000 4,449
Maryland HHEFA, MedStar Health, Series B, 5.00%,
8/15/38 1,970 2,160
Maryland HHEFA, Meritus Medical Center, 5.00%,
7/1/33 1,000 1,152
Maryland HHEFA, Univ. of Maryland Medical, Series
B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25) 8,705 10,202
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27) 2,400 2,982
Maryland HHEFA, Western Maryland Health, 5.25%,
7/1/27 (Prerefunded 7/1/24) (3) 3,200 3,734
Maryland HHEFA, Western Maryland Health, 5.25%,
7/1/28 (Prerefunded 7/1/24) (3) 12,180 14,213
Maryland Stadium Auth., Construction & Revitalization,
5.00%, 5/1/33 3,150 3,959
MarylandTransportation Auth., Baltimore/Washington
Int'l. Airport, 5.00%, 6/1/30 (2) 1,000 1,285

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Montgomery County, Series A, GO, 5.00%, 11/1/25 11,060 13,557
Montgomery County, Series C, GO, 5.00%, 10/1/24 11,460 13,484
Rockville, Ingleside at King Farm, Series A-1, 5.00%,
11/1/22 520 539
Rockville, Ingleside at King Farm, Series A-1, 5.00%,
11/1/23 650 685
Rockville, Ingleside at King Farm, Series A-1, 5.00%,
11/1/27 1,465 1,591
Rockville, Ingleside at King Farm, Series A-1, 5.00%,
11/1/29 1,075 1,162
179,822
Massachusetts 1.2%
Massachusetts, GO, 5.00%, 7/1/37 5,000 6,711
Massachusetts, GO, 5.00%, 7/1/38 3,250 4,349
Massachusetts, Series B, GO, 5.25%, 9/1/22 (5) 8,000 8,649
Massachusetts, Series C, GO, 5.50%, 12/1/23 (9) 4,500 5,183
Massachusetts Dev. Fin. Agency, Partners Healthcare,
Series S-2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25) 10,000 11,859
Massachusetts Ed. Fin. Auth., Series A, 5.50%, 1/1/22 3,500 3,509
Massachusetts School Building Auth., Series B, 5.00%,
8/15/27 (Prerefunded 8/15/22) (3) 6,205 6,670
Massachusetts School Building Auth., Series B, 5.00%,
8/15/27 (Prerefunded 8/15/22) (3) 245 263
Massachusetts School Building Auth., One Percent
Dedicated Sales Tax, Series A, 5.00%, 8/15/27
(Prerefunded 8/15/22) (3) 4,850 5,214
Massachusetts School Building Auth., One Percent
Dedicated Sales Tax, Series B, 5.00%, 8/15/28
(Prerefunded 8/15/22) (3) 13,100 14,083
Massachusetts School Building Auth., One Percent
Dedicated Sales Tax, Series B, 5.00%, 8/15/30
(Prerefunded 8/15/22) (3) 5,260 5,655
72,145
Michigan 4.0%
Detroit Downtown Dev. Auth., Catalyst Dev. Project,
Series A, 5.00%, 7/1/25 (5) 605 693
Detroit Downtown Dev. Auth., Catalyst Dev. Project,
Series A, 5.00%, 7/1/26 (5) 500 572
Detroit Downtown Dev. Auth., Catalyst Dev. Project,
Series A, 5.00%, 7/1/27 (5) 1,280 1,463
Detroit Downtown Dev. Auth., Catalyst Dev. Project,
Series A, 5.00%, 7/1/28 (5) 1,000 1,142
Detroit Downtown Dev. Auth., Catalyst Dev. Project,
Series A, 5.00%, 7/1/30 (5) 1,200 1,370

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Great Lakes Water Auth. Sewage Disposal, Series B,
5.00%, 7/1/31 8,560 10,485
Great Lakes Water Auth. Sewage Disposal, Series B,
5.00%, 7/1/32 3,500 4,272
Great Lakes Water Auth. Sewage Disposal, Series B,
5.00%, 7/1/33 14,085 17,168
Great Lakes Water Auth. Sewage Disposal, Series C,
5.00%, 7/1/36 16,395 19,724
Great Lakes Water Auth. Water Supply, Series B, 5.00%,
7/1/46 8,000 9,463
Great Lakes Water Auth. Water Supply, Series C,
5.00%, 7/1/28 9,505 11,767
Great Lakes Water Auth. Water Supply, Series C,
5.00%, 7/1/29 6,225 7,669
Great Lakes Water Auth. Water Supply, Series C,
5.00%, 7/1/30 8,115 9,959
Great Lakes Water Auth. Water Supply, Series C,
5.00%, 7/1/31 5,535 6,779
Karegnondi Water Auth., Water Supply Sys., Series A,
5.00%, 11/1/22 2,810 3,034
Michigan Fin. Auth., Series A-2, 4.00%, 8/20/21 7,450 7,610
Michigan Fin. Auth., Great Lakes Water Auth., Sewer
Disposal, Series C, 5.00%, 7/1/35 1,000 1,165
Michigan Fin. Auth., Henry Ford Health, 5.00%,
11/15/34 6,580 7,957
Michigan Fin. Auth., Henry Ford Health Sys., 5.00%,
11/15/28 8,870 10,988
Michigan Fin. Auth., Henry Ford Health Sys., 5.00%,
11/15/30 11,880 14,549
Michigan Fin. Auth., Henry Ford Health Sys., 5.00%,
11/15/31 3,000 3,658
Michigan Fin. Auth., Henry Ford Health Sys., 5.00%,
11/15/32 480 583
Michigan Fin. Auth., Henry Ford Health Sys., 5.00%,
11/15/41 9,695 11,503
Michigan Fin. Auth., McLaren Healthcare, 5.00%,
5/15/28 2,505 2,969
Michigan Fin. Auth., McLaren Healthcare, 5.00%,
5/15/29 1,000 1,185
Michigan Fin. Auth., McLaren Healthcare, 5.00%,
5/15/30 850 1,006
Michigan Fin. Auth., McLaren Healthcare, 5.00%,
5/15/31 2,250 2,660
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%,
12/1/31 (Prerefunded 6/1/22) (3) 6,960 7,408
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%,
12/1/29 5,000 6,061

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Michigan Fin. Auth., Trinity Health Credit Group, Series
A, 5.00%, 12/1/34 5,000 6,290
Michigan Fin. Auth., Trinity Health Credit Group, Series
A, 5.00%, 12/1/35 5,750 7,211
Michigan Fin. Auth., Trinity Health Credit Group, Series
A, 5.00%, 12/1/37 5,000 6,239
Michigan State Hosp. Fin. Auth., Trinity Health Credit
Group, Series C, 5.00%, 12/1/30 1,700 2,182
Michigan State Hosp. Fin. Auth., Trinity Health Credit
Group, Series C, 5.00%, 12/1/31 1,050 1,345
Michigan State Hosp. Fin. Auth., Trinity Health Credit
Group, Series C, 5.00%, 12/1/32 1,250 1,589
Wayne County Airport Auth., Series B, 5.00%, 12/1/26
(2) 3,155 3,863
Wayne County Airport Auth., Series B, 5.00%, 12/1/27
(2) 1,810 2,263
Wayne County Airport Auth., Series B, 5.00%, 12/1/28
(2) 800 999
Wayne County Airport Auth., Series B, 5.00%, 12/1/29
(2) 600 743
Wayne County Airport Auth., Series B, 5.00%, 12/1/30
(2) 1,360 1,678
Wayne County Airport Auth., Series B, 5.00%, 12/1/31
(2) 800 983
Wayne County Airport Auth., Series B, 5.00%, 12/1/32
(2) 1,450 1,775
Wayne County Airport Auth., Series F, 5.00%, 12/1/26
(2) 3,795 4,565
Wayne County Airport Auth., Series F, 5.00%, 12/1/28
(2) 8,125 9,688
Wayne County Airport Auth., Series F, 5.00%, 12/1/34
(2) 3,500 4,112
240,387
Minnesota 0.3%
Minneapolis, Fairview Health Services, Series C, VRDN,
0.01%, 11/15/48 3,430 3,430
Minneapolis-Saint Paul Metropolitan Airports
Commission, Series A, 5.00%, 1/1/27 6,500 7,343
Minneapolis-Saint Paul Metropolitan Airports
Commission, Series A, 5.00%, 1/1/31 3,580 4,015
Minnesota, State Trunk Highway Bonds, Series B, GO,
5.00%, 10/1/24 (Prerefunded 10/1/21) (3) 3,400 3,511
18,299
Mississippi 0.2%
Jackson County, Chevron USA Project, VRDN, 0.01%,
6/1/23 5,200 5,200

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Jackson County, Chevron USA Project, VRDN, 0.03%,
12/15/24 (2) 680 680
Mississippi Business Fin., Chevron USA Project, Series
A, VRDN, 0.01%, 11/1/35 1,500 1,500
Mississippi Business Fin., Chevron USA Project, Series
E, VRDN, 0.01%, 12/1/30 1,790 1,790
9,170
Missouri 0.3%
Kansas City Ind. Dev. Auth., Kansas City Int'l. Airport,
4.00%, 3/1/38 (2) 6,400 7,494
Missouri HEFA, Saint Luke's Health Sys., 5.00%,
11/15/30 4,750 5,747
Saint Louis Airport, Series B, 5.00%, 7/1/21 (2)(5) 905 922
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(5) 1,050 1,119
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(5) 975 1,077
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(5) 1,075 1,231
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(5) 2,725 3,226
20,816
Montana 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23 835 857
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24 880 910
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25 925 966
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26 970 1,021
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28 1,060 1,130
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31 1,250 1,323
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32 445 470
6,677
Nebraska 1.0%
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42 12,130 12,954
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37 4,000 4,288
Central Plains Energy, Nebraska Gas, VRDN, 4.00%,
12/1/49 (Tender 8/1/25) 8,580 9,892
Central Plains Energy, Nebraska Gas, Series A, 5.00%,
9/1/27 4,000 5,017
Central Plains Energy, Nebraska Gas, Series A, 5.00%,
9/1/29 4,000 5,221
Central Plains Energy, Nebraska Gas, Series A, 5.00%,
9/1/30 10,000 13,279
Central Plains Energy, Nebraska Gas, Series A, 5.00%,
9/1/31 2,000 2,702
Central Plains Energy, Nebraska Gas, Series A, 5.00%,
9/1/32 5,805 7,969

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Central Plains Energy, Nebraska Gas, Series A, 5.00%,
9/1/35 1,000 1,421
62,743
Nevada 0.3%
Las Vegas Valley Water Dist., Series B, GO, 5.00%,
6/1/26 5,545 5,897
Truckee Meadows Water Auth., 5.00%, 7/1/32 4,000 4,885
Truckee Meadows Water Auth., 5.00%, 7/1/34 3,965 4,828
Truckee Meadows Water Auth., 5.00%, 7/1/35 1,195 1,452
17,062
New Hampshire 0.2%
National Fin. Auth., Series 2020-1, Class A, 4.125%,
1/20/34 11,298 12,816
12,816
New Jersey 2.4%
New Jersey Economic Dev. Auth., Continental Airlines,
5.125%, 9/15/23 (2) 4,900 5,217
New Jersey Economic Dev. Auth., Crains Mill Project,
5.00%, 1/1/49 5,800 6,629
New Jersey Economic Dev. Auth., Transportation Sys.,
5.00%, 11/1/33 4,750 6,020
New Jersey Economic Dev. Auth., Transportation Sys.,
5.00%, 11/1/34 4,350 5,498
New Jersey Economic Dev. Auth., United Continental
Airlines, Series B, 5.625%, 11/15/30 (2) 2,000 2,242
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27
(5) 1,200 1,464
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp.,
Series A, 5.25%, 7/1/28 5,000 5,588
New Jersey Transportation Trust Fund Auth., Series BB,
5.00%, 6/15/29 4,800 6,129
New Jersey Transportation Trust Fund Auth., Highway
Reimbursement, 5.00%, 6/15/22 5,000 5,293
New Jersey Transportation Trust Fund Auth., Highway
Reimbursement, Series A-1, 5.00%, 6/15/21 7,185 7,302
New Jersey Transportation Trust Fund Auth.,
Transportation Sys., 5.00%, 12/15/24 5,225 6,106
New Jersey Transportation Trust Fund Auth.,
Transportation Sys., Series A, 5.00%, 12/15/24 5,000 5,843
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42
(10) 2,885 3,468
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27
(Prerefunded 7/1/22) (3) 810 866
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28
(Prerefunded 7/1/22) (3) 17,880 19,115

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27
(Prerefunded 1/1/23) (3) 5,495 6,008
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28
(Prerefunded 1/1/23) (3) 13,060 14,278
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33 5,000 6,268
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25 2,000 2,355
New Jersey Turnpike Auth., Unrefunded Balance,
Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (3) 11,190 11,963
New Jersey, Emergency Bonds, Series A, GO, 4.00%,
6/1/30 8,000 9,935
New Jersey, Emergency Bonds, Series A, GO, 4.00%,
6/1/31 1,425 1,791
Tobacco Settlement Fin., Tobacco Industry, Series A,
5.00%, 6/1/22 400 425
Tobacco Settlement Fin., Tobacco Industry, Series A,
5.00%, 6/1/23 1,930 2,141
Tobacco Settlement Fin., Tobacco Industry, Series A,
5.00%, 6/1/24 2,630 3,037
144,981
New Mexico 0.3%
Farmington PCR, Public Services of New Mexico, San
Juan Project, Series C, VRDN, 1.15%, 6/1/40 (Tender
6/1/24) 2,000 2,049
Farmington PCR, Public Services of New Mexico, San
Juan Project, Series D, VRDN, 1.10%, 6/1/40 (Tender
6/1/23) 5,750 5,852
Farmington PCR, Public Services of New Mexico, San
Juan Project, Series F, VRDN, 1.20%, 6/1/40 (Tender
6/1/22) (2) 1,750 1,771
New Mexico Hosp. Equipment Loan Council, Series B,
VRDN, 5.00%, 8/1/49 (Tender 8/1/25) 9,750 11,692
21,364
New York 14.9%
Dormitory Auth. of the State of New York, 5.00%,
12/1/31 (1) 1,100 1,269
Dormitory Auth. of the State of New York, Series B,
RAN, 5.00%, 3/31/21 12,435 12,537
Dormitory Auth. of the State of New York, Series D,
4.00%, 2/15/40 9,680 11,538
Dormitory Auth. of the State of New York, Memorial
Sloan-Kettering Cancer Center, 5.00%, 7/1/30 1,250 1,588
Dormitory Auth. of the State of New York, Memorial
Sloan-Kettering Cancer Center, 5.00%, 7/1/32 1,350 1,700
Dormitory Auth. of the State of New York, New York
Univ., Series A, 5.00%, 7/1/32 5,525 6,941

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Dormitory Auth. of the State of New York, Pace Univ.,
Series A, 5.00%, 5/1/25 (Prerefunded 5/1/23) (3) 25 28
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/25 975 1,057
Dormitory Auth. of the State of New York, Personal
Income Tax, Series A, 5.00%, 3/15/25 8,860 8,911
Dormitory Auth. of the State of New York, Personal
Income Tax, Series A, 5.00%, 2/15/28 6,300 7,181
Dormitory Auth. of the State of New York, Personal
Income Tax, Series A, 5.00%, 3/15/33 8,490 10,035
Dormitory Auth. of the State of New York, Personal
Income Tax, Series B, 5.00%, 2/15/26 20,000 24,690
Dormitory Auth. of the State of New York, Personal
Income Tax, Series B, 5.00%, 2/15/32 18,985 23,895
Dormitory Auth. of the State of New York, Personal
Income Tax, Series B, 5.00%, 2/15/35 23,225 29,006
Dormitory Auth. of the State of New York, Personal
Income Tax, Series E, 5.00%, 8/15/33 19,285 19,763
Dormitory Auth. of the State of New York, Sales Tax,
Series A, 5.00%, 3/15/29 8,000 9,923
Dormitory Auth. of the State of New York, Sales Tax,
Series A, 5.00%, 3/15/34 5,000 6,137
Dormitory Auth. of the State of New York, Sales Tax,
Series A, 5.00%, 3/15/35 3,425 4,226
Dormitory Auth. of the State of New York, Third Gen.
Resolution, 5.00%, 5/15/29 5,850 6,184
Metropolitan Transportation Auth., Series C, 5.00%,
11/15/22 3,820 4,072
Metropolitan Transportation Auth., Series C-1, 5.00%,
11/15/24 6,180 7,017
Metropolitan Transportation Auth., Series C-1, 5.00%,
11/15/35 10,000 11,792
Metropolitan Transportation Auth., Series D, 5.00%,
11/15/29 10,000 11,945
Metropolitan Transportation Auth., Series D, 5.00%,
11/15/30 5,000 5,963
Metropolitan Transportation Auth., Series D-1, BAN,
5.00%, 9/1/22 37,560 39,918
Metropolitan Transportation Auth., Series E, 5.00%,
11/15/25 (Prerefunded 11/15/22) (3) 4,000 4,350
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A, 5.00%, 11/15/27 9,925 10,692
Nassau County IDA, Amsterdam at Harborside, Series
A, IDRB, 5.875%, 1/1/23 (8) 110 60
Nassau County IDA, Amsterdam at Harborside, Series
A, IDRB, 6.50%, 1/1/32 (8) 1,058 582

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Nassau County IDA, Amsterdam at Harborside, Series
A, IDRB, 6.70%, 1/1/49 (8) 157 86
Nassau County IDA, Amsterdam at Harborside, Series
B, IDRB, 5.50%, 7/1/20 (6) 20 16
Nassau County IDA, Amsterdam at Harborside, Series
C, IDRB, 2.00%, 1/1/49 (6)(8) 596 60
Nassau County Local Economic Assistance, Catholic
Health Services of Long Island, 5.00%, 7/1/27 1,650 1,881
New York City, Series 1, GO, 5.00%, 8/1/25 13,000 15,695
New York City, Series A-1, GO, 5.00%, 8/1/29 8,500 11,345
New York City, Series A-1, GO, 5.00%, 8/1/33 1,500 2,011
New York City, Series B-1, GO, 5.00%, 12/1/31 2,000 2,475
New York City, Series B-1, GO, 5.00%, 10/1/35 1,785 2,217
New York City, Series B-1, GO, 5.00%, 10/1/37 3,070 3,788
New York City, Series D, GO, 5.00%, 8/1/28 9,965 10,887
New York City, Series E, GO, 5.00%, 8/1/28 6,125 6,831
New York City, Series E, GO, 5.00%, 8/1/29 2,770 3,025
New York City, Series E, GO, 5.00%, 8/1/29
(Prerefunded 2/1/23) (3) 3,780 4,141
New York City, Series E-3, GO, 5.00%, 8/1/23 7,100 7,272
New York City, Series F-1, GO, 5.00%, 3/1/28
(Prerefunded 3/1/23) (3) 9,000 9,912
New York City, Series I, GO, 5.00%, 3/1/28 14,730 16,762
New York City, Series I-4, GO, VRDN, 0.01%, 4/1/36 2,500 2,500
New York City, Series M, GO, 5.00%, 4/1/21 (11) 5 5
New York City IDA, Yankee Stadium Project, 4.00%,
3/1/32 (5) 1,750 2,169
New York City Transitional Fin. Auth. Building Aid,
Series S-1, 5.00%, 7/15/24 5,950 6,077
New York City Transitional Fin. Auth. Building Aid,
Series S-1, 5.00%, 7/15/25 5,625 6,005
New York City Transitional Fin. Auth. Building Aid,
Series S-1, 5.00%, 7/15/26 15,000 16,012
New York City Transitional Fin. Auth. Building Aid,
Series S-1, 5.00%, 7/15/32 16,155 20,218
New York City Transitional Fin. Auth. Building Aid,
Series S-2, 5.00%, 7/15/32 7,715 9,655
New York City Transitional Fin. Auth. Future Tax, 5.00%,
11/1/31 10,000 13,667
New York City Transitional Fin. Auth. Future Tax, 5.00%,
8/1/34 5,160 6,578
New York City Transitional Fin. Auth. Future Tax, Series
A, 5.00%, 11/1/27 3,290 3,408
New York City Transitional Fin. Auth. Future Tax, Series
A, 5.00%, 2/1/33 9,000 11,188
New York City Transitional Fin. Auth. Future Tax, Series
A-1, 5.00%, 8/1/24 11,500 13,428

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
New York City Transitional Fin. Auth. Future Tax, Series
A-2, 5.00%, 8/1/36 16,840 21,084
New York City Transitional Fin. Auth. Future Tax, Series
A-3, 4.00%, 5/1/43 5,120 5,976
New York City Transitional Fin. Auth. Future Tax, Series
B-1, 4.00%, 11/1/39 8,500 10,090
New York City Transitional Fin. Auth. Future Tax, Series
C, 5.00%, 11/1/27 19,480 23,130
New York City Transitional Fin. Auth. Future Tax, Series
F-1, 5.00%, 5/1/33 11,300 14,148
New York City Transitional Fin. Auth. Future Tax, Series
F-1, 5.00%, 5/1/34 3,000 3,747
New York City Transitional Fin. Auth. Future Tax, Series
F-3, 5.00%, 2/1/31 7,450 9,002
New York City Water & Sewer System, 5.00%, 6/15/31 5,680 7,231
New York City Water & Sewer System, 5.00%, 6/15/37 19,000 23,862
New York City Water & Sewer System, Series B-1,
VRDN, 0.01%, 6/15/45 11,540 11,540
New York City Water & Sewer System, Series DD-3A,
VRDN, 0.01%, 6/15/43 11,160 11,160
New York City Water & Sewer System, Series EE,
5.00%, 6/15/29 7,440 7,923
New York City Water & Sewer System, Series EE,
5.00%, 6/15/31 13,070 13,915
New York City Water & Sewer System, Series FF, 5.00%,
6/15/28 6,945 7,397
New York Mortgage Agency, Series 139, VRDN, 0.01%,
10/1/37 (2) 5,000 5,000
New York State Thruway Auth., Highway & Bridge Trust
Fund, Series A-1, 5.00%, 4/1/23 6,000 6,047
New York State Thruway Auth., Personal Income Tax,
Series A, 5.00%, 3/15/25 1,000 1,103
New York State Thruway Auth., Personal Income Tax,
Series A, 5.00%, 3/15/27 2,830 3,113
New York State Transportation Dev., American Airlines,
5.00%, 8/1/31 (2) 4,980 5,055
New York State Urban Dev., Personal Income Tax,
Series A, 5.00%, 3/15/23 10,725 11,830
New York State Urban Dev., Personal Income Tax,
Series A, 5.00%, 3/15/24 6,325 7,274
New York State Urban Dev., Personal Income Tax,
Series C, 5.00%, 3/15/28 14,775 16,214
New York State Urban Dev., Personal Income Tax,
Series C-2, 5.00%, 3/15/33 18,775 23,735
New York Transportation Dev., American Airlines,
5.00%, 8/1/26 (2) 7,935 8,073

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
New York Transportation Dev., American Airlines JFK
Int'l. Airport, 5.00%, 8/1/21 (2) 3,150 3,206
New York Transportation Dev., Delta Airlines, 5.00%,
1/1/26 (2) 5,165 6,048
New York Transportation Dev., Delta Airlines, 5.00%,
1/1/31 (2) 5,535 6,692
New York Transportation Dev., John F. Kennedy Int'l.
Airport, 5.25%, 8/1/31 (2) 3,950 4,602
New York Transportation Dev., Terminal 4 JFK Int'l.
Airport, Series A, 5.00%, 12/1/23 (2) 1,075 1,201
New York Transportation Dev., Terminal 4 JFK Int'l.
Airport, Series A, 5.00%, 12/1/24 (2) 1,250 1,444
New York Transportation Dev., Terminal 4 JFK Int'l.
Airport, Series A, 5.00%, 12/1/25 (2) 850 1,013
New York Transportation Dev., Terminal 4 JFK Int'l.
Airport, Series A, 5.00%, 12/1/28 (2) 1,450 1,833
New York Transportation Dev., Terminal 4 JFK Int'l.
Airport, Series A, 5.00%, 12/1/29 (2) 1,000 1,284
New York Transportation Dev., Terminal One Group,
5.00%, 1/1/22 (2) 2,245 2,328
New York Transportation Dev., Terminal One Group,
5.00%, 1/1/23 (2) 1,845 1,988
Port Auth. of New York & New Jersey, Series 186,
5.00%, 10/15/22 (2) 7,175 7,755
Port Auth. of New York & New Jersey, Series 186,
5.00%, 10/15/23 (2) 5,000 5,630
Port Auth. of New York & New Jersey, Series 186,
5.00%, 10/15/28 (2) 5,410 6,236
Port Auth. of New York & New Jersey, Series 207,
5.00%, 9/15/26 (2) 28,545 35,460
Port Auth. of New York & New Jersey, Series 222,
5.00%, 7/15/32 150 202
Port Auth. of New York & New Jersey, Series 222,
5.00%, 7/15/33 3,065 4,119
Port Auth. of New York & New Jersey, Series 222,
5.00%, 7/15/34 5,000 6,682
Port Auth. of New York & New Jersey, Series 223,
4.00%, 7/15/40 (2)(10) 4,350 5,237
Port Auth. of New York & New Jersey, Series 223,
4.00%, 7/15/41 (2)(10) 3,925 4,721
Triborough Bridge & Tunnel Auth., Series B, 5.00%,
11/15/26 32,550 35,252
Utility Debt Securitization Auth., Series TE, 5.00%,
12/15/29 9,190 10,435
903,331

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
North Carolina 2.4%
Charlotte Airport, Series A, 5.00%, 7/1/27 3,670 3,684
Charlotte Water & Sewer, 5.00%, 7/1/24 5,000 5,824
Charlotte-Mecklenburg Hosp. Auth., Carolinas
Healthcare, 4.00%, 1/15/35 7,200 8,087
Charlotte-Mecklenburg Hosp. Auth., Carolinas
Healthcare, 5.00%, 1/15/34 3,700 4,446
Charlotte-Mecklenburg Hosp. Auth., Carolinas
Healthcare, 5.00%, 1/15/38 4,000 4,760
Charlotte-Mecklenburg Hosp. Auth., Carolinas
Healthcare, Series A, 5.00%, 1/15/28 6,210 6,485
Charlotte-Mecklenburg Hosp. Auth., Carolinas
Healthcare, Series B, VRDN, 0.01%, 1/15/38 2,910 2,910
New Hanover County, Regional Medical Center, 5.00%,
10/1/28 (Prerefunded 10/1/21) (3) 3,000 3,079
New Hanover County, Regional Medical Center, 5.00%,
10/1/29 (Prerefunded 10/1/27) (3) 800 999
New Hanover County, Regional Medical Center, 5.00%,
10/1/30 (Prerefunded 10/1/27) (3) 4,235 5,248
North Carolina Capital Fac. Fin. Agency, Wake Forest
Univ., 5.00%, 1/1/33 5,205 6,309
North Carolina Eastern Municipal Power Agency, Series
A, 5.00%, 1/1/26 (Prerefunded 7/1/22) (3) 1,195 1,277
North Carolina Eastern Municipal Power Agency, Series
B, 6.00%, 1/1/22 (4)(12) 4,450 4,684
North Carolina Eastern Municipal Power Agency, Series
D, 5.00%, 1/1/25 (Prerefunded 7/1/22) (3) 9,120 9,743
North Carolina Medical Care Commission,
Southminster, 5.00%, 10/1/21 230 234
North Carolina Medical Care Commission,
Southminster, 5.00%, 10/1/22 855 893
North Carolina Medical Care Commission,
Southminster, 5.00%, 10/1/23 595 636
North Carolina Medical Care Commission,
Southminster, 5.00%, 10/1/24 705 769
North Carolina Medical Care Commission,
Southminster, 5.00%, 10/1/25 485 537
North Carolina Medical Care Commission, Vidant
Health, 5.00%, 6/1/30 2,715 3,196
North Carolina Medical Care Commission, Vidant
Health, 5.00%, 6/1/31 7,000 8,220
North Carolina Medical Care Commission, Vidant
Health, 5.00%, 6/1/32 2,000 2,342
North Carolina Municipal Power Agency No 1, Catawba
Electric, Series B, 5.00%, 1/1/31 (Prerefunded 1/1/22)
(3) 1,315 1,373

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
North Carolina Municipal Power Agency No 1, Catawba
Electric, Series C, 5.00%, 1/1/29 3,000 3,586
North Carolina Municipal Power Agency No 1, Catawba
Electric, Unrefunded Balance, Series C, 5.00%, 1/1/30 9,785 11,680
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31 10,025 11,953
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/25 (Prerefunded 1/1/22)
(3) 5,000 5,221
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/29 (Prerefunded 1/1/22)
(3) 1,300 1,358
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26)
(3) 215 262
North Carolina Turnpike Auth., 5.00%, 1/1/24 (5) 700 786
North Carolina Turnpike Auth., 5.00%, 1/1/25 1,300 1,524
North Carolina Turnpike Auth., 5.00%, 1/1/26 (5) 1,350 1,622
North Carolina Turnpike Auth., 5.00%, 1/1/27 (5) 2,400 2,963
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24 15,525 17,650
144,340
Ohio 1.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2,
Class 2, 5.00%, 6/1/55 33,955 39,565
Cleveland Airport, Series A, 5.00%, 1/1/27 (5) 1,525 1,774
Cleveland Airport, Series A, 5.00%, 1/1/28 (5) 3,055 3,537
Cleveland Airport, Series A, 5.00%, 1/1/30 (5) 1,650 1,894
Cleveland Airport, Series A, 5.00%, 1/1/31 (5) 1,000 1,144
Columbus, Series A, GO, 4.00%, 8/15/27 4,625 5,354
Franklin County, Nationwide Children's Hosp., 5.00%,
11/1/30 1,100 1,384
Franklin County, Nationwide Children's Hosp., 5.00%,
11/1/31 1,000 1,253
Franklin County, Nationwide Children's Hosp., 5.00%,
11/1/32 1,600 1,997
Hamilton County, Life Enriching Communities, 5.00%,
1/1/22 365 375
Hamilton County, Life Enriching Communities, 5.00%,
1/1/23 400 424
Hamilton County, Life Enriching Communities, 5.00%,
1/1/25 800 889
Hamilton County, Life Enriching Communities, 5.00%,
1/1/26 550 623
Hamilton County, Life Enriching Communities, 5.00%,
1/1/31 1,500 1,674

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Hamilton County, Life Enriching Community, 5.00%,
1/1/24 525 570
Montgomery County, Catholic Health Initiatives, 5.25%,
5/1/29 (Prerefunded 11/12/23) (3) 1,615 1,827
Montgomery County, Catholic Health Initiatives,
Unrefunded Balance, 5.25%, 5/1/29 (Prerefunded
11/13/23) (3) 3,010 3,388
Ohio Higher Ed. Fac. Commission, Series B-4, VRDN,
0.01%, 1/1/43 535 535
Ohio Hosp. Fac., Cleveland Clinic Health, Series A,
5.00%, 1/1/31 5,480 7,033
Ohio Hosp. Fac., Cleveland Clinic Health, Series A,
5.00%, 1/1/33 2,735 3,481
Ohio State Univ., Series B-1, VRDN, 0.02%, 12/1/34 2,000 2,000
Ohio, Infrastructure Improvement, Series A, GO, 5.00%,
9/1/23 7,000 7,880
88,601
Oregon 0.2%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/23 250 262
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/25 280 301
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27 305 332
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28 320 348
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29 335 363
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30 355 384
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31 370 399
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32 390 420
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33 410 441
Medford Hosp. Fac. Auth., Asante Project, Series A,
5.00%, 8/15/25 500 603
Medford Hosp. Fac. Auth., Asante Project, Series A,
5.00%, 8/15/26 400 496
Medford Hosp. Fac. Auth., Asante Project, Series A,
5.00%, 8/15/27 500 635
Oregon Fac. Auth., Peace Health, Series A, VRDN,
0.01%, 8/1/34 1,200 1,200
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,880
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 2,046

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,130 1,367
13,477
Pennsylvania 1.2%
Allentown Neighborhood Improvement Zone Dev. Auth.,
City Center, 5.00%, 5/1/23 (1) 1,525 1,637
Allentown Neighborhood Improvement Zone Dev. Auth.,
City Center, 5.00%, 5/1/28 (1) 2,250 2,691
Allentown Neighborhood Improvement Zone Dev. Auth.,
City Center, 5.00%, 5/1/33 (1) 1,500 1,748
Commonwealth Fin. Auth., Tobacco Master Settlement
Payment, 5.00%, 6/1/25 1,500 1,789
Commonwealth Fin. Auth., Tobacco Master Settlement
Payment, 5.00%, 6/1/26 2,000 2,464
Commonwealth Fin. Auth., Tobacco Master Settlement
Payment, 5.00%, 6/1/27 2,000 2,530
Cumberland County Municipal Auth., Asbury Obligated
Group, 5.00%, 1/1/22 170 174
Philadelphia, Series A, TRAN, 4.00%, 6/30/21 10,700 10,871
Philadelphia Airport Revenue, Series C, 5.00%, 7/1/28
(2) 13,000 16,510
Southcentral Pennsylvania General Auth., Wellspan
Health, Series E, VRDN, 0.01%, 6/1/35 11,790 11,790
State Public School Building Auth., Philadelphia School
Dist., Series A, 5.00%, 6/1/31 (5) 9,160 11,194
State Public School Building Auth., Philadelphia School
Dist., Series A, 5.00%, 6/1/32 (5) 10,000 12,207
75,605
Puerto Rico 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series A, 5.00%, 7/1/33 3,885 4,074
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series A, 5.125%, 7/1/37 3,565 3,743
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series A, 5.25%, 7/1/42 4,115 4,326
Puerto Rico Electric Power Auth., Series A-RSA-1,
5.05%, 7/1/42 (8)(13) 130 111
Puerto Rico Electric Power Auth., Series CCC-RSA-1,
5.00%, 7/1/27 (8)(13) 170 145
Puerto Rico Electric Power Auth., Series CCC-RSA-1,
5.25%, 7/1/27 (8)(13) 6,400 5,464
Puerto Rico Electric Power Auth., Series CCC-RSA-1,
5.25%, 7/1/28 (8)(13) 500 427
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/20 (8)(13) 630 517
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/24 (8)(13) 2,380 2,029

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/25 (8)(13) 830 707
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/26 (8)(13) 985 840
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/27 (8)(13) 130 111
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/32 (8)(13) 410 349
Puerto Rico Electric Power Auth., Series TT-RSA-1,
5.00%, 7/1/37 (8)(13) 1,810 1,543
Puerto Rico Electric Power Auth., Series WW-RSA-1,
5.00%, 7/1/28 (8)(13) 70 60
Puerto Rico Electric Power Auth., Series WW-RSA-1,
5.25%, 7/1/33 (8)(13) 6,525 5,571
Puerto Rico Electric Power Auth., Series WW-RSA-1,
5.50%, 7/1/18 (8)(13) 535 439
Puerto Rico Electric Power Auth., Series XX-RSA-1,
5.25%, 7/1/27 (8)(13) 215 183
Puerto Rico Electric Power Auth., Series XX-RSA-1,
5.25%, 7/1/40 (8)(13) 610 521
Puerto Rico Electric Power Auth., Series XX-RSA-1,
5.75%, 7/1/36 (8)(13) 480 412
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
3.70%, 7/1/17 (8)(13) 150 119
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.00%, 7/1/17 (8)(13) 265 217
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.00%, 7/1/28 (8)(13) 190 162
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/19 (8)(13) 1,890 1,550
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/23 (8)(13) 530 452
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/24 (8)(13) 225 192
Puerto Rico Electric Power Auth., Series ZZ-RSA-1,
5.25%, 7/1/26 (8)(13) 4,875 4,162
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
4.50%, 7/1/34 20,221 22,209
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
5.00%, 7/1/58 20,223 23,008
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
Zero Coupon, 7/1/31 9,647 7,599
Puerto Rico Sales Tax Fin., Restructured, Series A-1,
Zero Coupon, 7/1/33 34,049 24,822
Puerto Rico Sales Tax Fin., Restructured, Series A-2,
4.329%, 7/1/40 16,370 18,094

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Puerto Rico, Public Improvement, Series A, GO, 5.00%,
7/1/41 14,835 11,052
145,210
Rhode Island 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(8) 980 176
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.00%, 9/1/21 (4) 1,305 1,342
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.00%, 9/1/22 (4) 2,705 2,914
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.00%, 9/1/23 (4) 1,000 1,125
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/22 1,950 2,034
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/23 1,950 2,083
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24 5,025 5,491
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25 1,425 1,590
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26 1,630 1,850
18,605
South Carolina 1.1%
Lexington County Health Services Dist., Lexington
Medical Center, 5.00%, 11/1/27 1,595 2,046
Lexington County Health Services Dist., Lexington
Medical Center, 5.00%, 11/1/29 3,010 3,801
Patriots Energy Group Fin. Agency, Series A, VRDN,
4.00%, 10/1/48 (Tender 2/1/24) 21,000 23,160
South Carolina Jobs-Economic Dev. Auth., Bon Secours
Health Sys., 5.00%, 11/1/26 (Prerefunded 11/1/22) (3) 1,000 1,084
South Carolina Jobs-Economic Dev. Auth., Bon Secours
Health Sys., 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) 9,940 10,779
South Carolina Jobs-Economic Dev. Auth., Prisma
Health Obligation Group, Series A, 5.00%, 5/1/32 7,025 8,817
South Carolina Jobs-Economic Dev. Auth., Prisma
Health Obligation Group, Series A, 5.00%, 5/1/34 8,370 10,430
South Carolina Jobs-Economic Dev. Auth., Prisma
Health Obligation Group, Series A, 5.00%, 5/1/43 4,400 5,307
South Carolina Public Service Auth., Series A, 4.00%,
12/1/37 2,000 2,433
67,857

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
South Dakota 0.1%
South Dakota HEFA., Sanford Health Group, Series B,
5.00%, 11/1/34 4,300 4,948
4,948
Tennessee 2.0%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/25 1,300 1,465
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/26 1,000 1,123
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/27 1,050 1,173
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/28 1,000 1,112
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/29 1,000 1,106
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, 5.00%, 7/1/25 2,500 2,765
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, 5.00%, 7/1/30 2,735 3,408
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, 5.00%, 7/1/31 5,560 6,073
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, 5.00%, 7/1/32 4,000 4,363
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, 5.00%, 7/1/33 7,250 7,895
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, 5.00%, 7/1/34 4,550 4,950
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, 5.00%, 7/1/37 10,325 12,573
Greeneville Health & Ed. Fac. Board, Ballad Health
Obligation Group, Series 2018A, 5.00%, 7/1/36 2,255 2,753
Memphis-Shelby County Airport Auth., Series B, 5.00%,
7/1/21 (2) 1,250 1,273
Memphis-Shelby County Airport Auth., Series B, 5.00%,
7/1/22 (2) 2,250 2,390
Memphis-Shelby County Airport Auth., Series B, 5.00%,
7/1/23 (2) 3,155 3,483
Memphis-Shelby County Airport Auth., Series B, 5.00%,
7/1/24 (2) 670 767
Memphis-Shelby County Airport Auth., Series B, 5.00%,
7/1/25 (2) 2,350 2,780
Metropolitan Gov't. of Nashville & Davidson County,
Series C, GO, 5.00%, 7/1/32 (Prerefunded 7/1/25) (3) 8,000 9,511
Metropolitan Gov't. of Nashville-Davidson Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, 5.00%,
7/1/30 2,250 2,709

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/35 2,000 2,376
Metropolitan Gov't. of Nashville-Davidson Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/40 6,185 7,284
Metropolitan Gov't. of Nashville-Davidson Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/46 5,000 5,826
Tennessee, Series B, GO, 5.00%, 8/1/30 6,860 8,521
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21 2,140 2,202
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24 12,770 14,821
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26 4,945 6,109
120,811
Texas 12.1%
Arlington Special Tax Revenue, Senior Lien, Series A,
5.00%, 2/15/35 (5) 2,500 3,157
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (2) 650 784
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (2) 1,100 1,363
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,464
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,877
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (2) 1,600 2,053
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 2,000 2,556
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,359
Austin Convention Enterprises, Convention Center, 1st
Tier, Series A, 5.00%, 1/1/23 1,405 1,472
Austin Convention Enterprises, Convention Center, 1st
Tier, Series A, 5.00%, 1/1/24 410 439
Austin Convention Enterprises, Convention Center, 1st
Tier, Series A, 5.00%, 1/1/25 500 546
Austin Convention Enterprises, Convention Center, 1st
Tier, Series A, 5.00%, 1/1/26 500 555
Austin Convention Enterprises, Convention Center, 1st
Tier, Series A, 5.00%, 1/1/33 1,800 1,952
Austin Convention Enterprises, Convention Center, 2nd
Tier, Series B, 5.00%, 1/1/22 1,150 1,139
Austin Convention Enterprises, Convention Center, 2nd
Tier, Series B, 5.00%, 1/1/23 750 742

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Austin Convention Enterprises, Convention Center, 2nd
Tier, Series B, 5.00%, 1/1/24 500 494
Austin Water & Wastewater System Revenue, 5.00%,
11/15/30 5,340 6,703
Central Texas Regional Mobility Auth., 5.00%, 1/1/22 845 877
Central Texas Regional Mobility Auth., 5.00%, 1/1/23 1,000 1,084
Central Texas Regional Mobility Auth., 5.00%, 1/1/32 6,475 7,664
Central Texas Regional Mobility Auth., 5.00%, 1/1/33 3,970 4,682
Central Texas Regional Mobility Auth., Series A, 5.00%,
1/1/23 475 516
Central Texas Regional Mobility Auth., Series A, 5.00%,
1/1/33 (Prerefunded 1/1/23) (3) 2,600 2,840
Central Texas Regional Mobility Auth., Series E, 4.00%,
1/1/34 900 1,081
Central Texas Regional Mobility Auth., Series E, 4.00%,
1/1/36 750 896
Clifton Higher Ed. Fin., Int'l. Leadership, Series D,
5.75%, 8/15/33 10,000 11,675
Cypress-Fairbanks Independent School Dist., GO,
5.00%, 2/15/29 3,840 4,525
Cypress-Fairbanks Independent School Dist., Series A,
GO, 4.00%, 2/15/37 675 858
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%,
12/1/32 5,000 6,054
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%,
12/1/33 1,825 2,209
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%,
11/1/24 1,025 1,203
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%,
11/1/25 900 1,095
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%,
11/1/26 1,500 1,880
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%,
11/1/29 (2) 6,000 6,730
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%,
11/1/29 5,985 6,449
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%,
11/1/27 1,300 1,476
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%,
11/1/28 2,000 2,265
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%,
11/1/29 1,300 1,468
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%,
11/1/28 1,850 2,095
Dallas/Fort Worth Int'l. Airport Fac. Improvement., UPS,
VRDN, 0.02%, 5/1/32 (2) 1,900 1,900

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Decatur Hosp. Auth., Wise Regional Health, Series A,
5.00%, 9/1/22 450 475
Decatur Hosp. Auth., Wise Regional Health, Series A,
5.00%, 9/1/34 1,750 1,912
Decatur Hosp. Auth., Wise Regional Health, Series A,
5.25%, 9/1/29 1,000 1,115
Grand Parkway Transportation, Grand Parkway Sys.,
4.00%, 10/1/45 19,285 22,947
Grand Parkway Transportation, Tela Supported, Series
A, 5.00%, 10/1/34 8,495 10,847
Gulf Coast Auth., Exxon Mobil Project, Series A, VRDN,
0.03%, 6/1/30 (2) 1,000 1,000
Gulf Coast Auth., Exxon Mobil Project, Series B, VRDN,
0.03%, 6/1/25 (2) 900 900
Gulf Coast IDA, Exxon Mobil Project, IDRB, VRDN,
0.01%, 11/1/41 2,300 2,300
Harris County Cultural Ed. Fac. Fin., Memorial Hermann
Health Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/22) 5,275 5,700
Harris County Cultural Ed. Fac. Fin., Memorial Hermann
Health Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24) 5,500 6,453
Harris County Cultural Ed. Fac. Fin., Memorial Hermann
Health Sys., Series A, 5.00%, 12/1/24 2,155 2,533
Harris County Cultural Ed. Fac. Fin., Memorial Hermann
Health Sys., Series A, 5.00%, 12/1/30 (Prerefunded
12/1/24) (3) 3,300 3,897
Harris County Toll Road Auth., Senior Lien, Series A,
5.00%, 8/15/31 3,000 3,851
Harris County Toll Road Auth., Senior Lien, Series A,
5.00%, 8/15/32 2,550 3,267
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28 2,000 2,432
Houston, Series A, GO, 5.00%, 3/1/21 270 271
Houston, Series A, GO, 5.00%, 3/1/22 1,975 2,080
Houston Airport, United Airlines, Series B-1, 5.00%,
7/15/35 (2) 8,350 9,105
Houston Airport, United Airlines, Terminal E, 4.75%,
7/1/24 (2) 11,130 11,655
Houston Airport, United Airlines, Terminal E, 5.00%,
7/1/29 (2) 10,200 11,032
Houston Combined Utility, Series B-3, VRDN, 0.03%,
5/15/34 2,200 2,200
Houston Combined Utility, Series C, 5.00%, 5/15/27 8,950 10,289
Houston Combined Utility, Series C, 5.00%, 5/15/28 6,655 7,649
Houston Independent School Dist., GO, 5.00%, 2/15/31 3,710 4,684
Houston Independent School Dist., Series A, GO,
5.00%, 2/15/31 3,275 3,989
Houston Independent School Dist., Series A, GO,
5.00%, 2/15/32 6,500 7,909

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Houston, Public Improvement, Series A, GO, 5.00%,
3/1/25 2,485 2,838
Houston, Public Improvement, Series A, GO, 5.00%,
3/1/27 6,000 6,839
Lower Colorado River Auth., LCRA Transmission
Services Project, 5.00%, 5/15/31 750 992
Lower Colorado River Auth., LCRA Transmission
Services Project, 5.00%, 5/15/32 1,000 1,318
Lower Colorado River Auth., LCRA Transmission
Services Project, 5.00%, 5/15/33 1,100 1,445
Lower Colorado River Auth., LCRA Transmission
Services Project, 5.00%, 5/15/34 1,000 1,307
Lower Colorado River Auth., LCRA Transmission
Services Project, Series A, 5.00%, 5/15/26 2,890 3,192
Lower Colorado River Auth., LCRA Transmission
Services Project, Series A, 5.00%, 5/15/28 9,800 10,812
Lower Colorado River Auth., LCRA Transmission
Services Project, Series A, 5.00%, 5/15/30 13,805 15,234
Lower Colorado River Auth., LCRA Transmission
Services Project, Series A, 5.00%, 5/15/31 10,000 11,028
Lower Colorado River Auth., LCRA Transmission
Services Project, Series A, 5.00%, 5/15/36 6,055 6,660
Lower Colorado River Auth., LCRA Transmission
Services Project, Series D, 5.00%, 5/15/30 4,450 5,246
Lower Colorado River Auth., LCRA Transmission
Services Project, Series D, 5.00%, 5/15/31 4,630 5,445
Mission Economic Dev., Natagasoline, Series B,
4.625%, 10/1/31 (1)(2) 10,700 11,435
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/23 250 278
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/24 500 575
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/25 750 892
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/26 1,020 1,207
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/27 2,145 2,527
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/29 780 910
Montgomery County Toll Road Auth., Senior, 5.00%,
9/15/30 835 970
North Texas Tollway Auth., Series A, 5.00%, 1/1/26 135 153
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/22 (4) 2,195 2,292
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/23 3,580 3,902

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/25 2,000 2,177
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/26 1,900 2,068
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/27 5,525 6,257
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/29 (Prerefunded 1/1/22) (3) 2,935 3,065
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/31 3,700 4,447
North Texas Tollway Auth., 1st Tier, Series A, 5.00%,
1/1/31 1,250 1,502
North Texas Tollway Auth., 1st Tier, Series B, 5.00%,
1/1/27 (Prerefunded 1/1/22) (3) 10,205 10,657
North Texas Tollway Auth., 1st Tier, Series B, 5.00%,
1/1/28 (Prerefunded 1/1/22) (3) 7,440 7,769
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%,
1/1/34 9,235 10,730
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%,
1/1/25 2,000 2,175
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%,
1/1/26 700 762
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%,
1/1/30 6,530 7,871
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%,
1/1/31 10,400 11,736
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%,
1/1/32 1,815 2,229
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%,
1/1/33 3,910 4,771
North Texas Tollway Auth., 2nd Tier, Series B,
Refunding, 5.00%, 1/1/31 2,000 2,404
San Antonio Electric & Gas, Refunding Balance, 5.00%,
2/1/31 2,320 2,910
San Antonio Electric & Gas, Refunding Balance, 5.00%,
2/1/32 3,195 3,936
San Antonio Electric & Gas, Refunding Balance, 5.00%,
2/1/32 3,000 3,758
San Antonio Electric & Gas, Refunding Balance, 5.00%,
2/1/33 2,265 2,829
San Antonio Independent School Dist., School Building,
GO, 5.00%, 8/15/27 1,500 1,821
San Antonio Independent School Dist., School Building,
GO, 5.00%, 8/15/28 1,720 2,084
San Antonio Independent School Dist., School Building,
GO, 5.00%, 8/15/29 1,200 1,452

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
San Antonio Independent School Dist., School Building,
GO, 5.00%, 8/15/30 1,500 1,811
Tarrant County College Dist., GO, 5.00%, 8/15/22 8,830 9,490
Tarrant County College Dist., GO, 5.00%, 8/15/23 8,270 9,289
Tarrant County Cultural Ed. Fac. Fin., Texas Health
Resources, Series A, 5.00%, 2/15/34 3,615 4,392
Texas Municipal Gas Acquisition & Supply Corp I,
Senior Lien, 5.25%, 12/15/22 2,735 2,984
Texas Municipal Gas Acquisition & Supply Corp I,
Senior Lien, 5.25%, 12/15/25 4,460 5,447
Texas Municipal Gas Acquisition & Supply Corp I,
Senior Lien, Series D, 6.25%, 12/15/26 27,810 33,269
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/26 325 358
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/27 (10) 6,700 8,479
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/27 2,000 2,202
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/28 (10) 3,600 4,647
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/28 (Prerefunded 2/25/21) 29,515 32,429
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/29 (10) 4,800 6,305
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/29 (Prerefunded 2/25/21) 8,535 9,358
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/30 (10) 5,600 7,478
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/30 3,615 3,956
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/31 (10) 4,725 6,412
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/32 8,650 9,442
Texas Municipal Gas Acquisition & Supply III, 5.00%,
12/15/32 (10) 5,375 7,392
Texas Private Activity Bond Surface Transportation,
Tarrant Expressway, Series A, 5.00%, 12/31/35 6,000 7,683
Texas Private Activity Bond Surface Transportation,
Tarrant Expressway, Series A, 5.00%, 12/31/36 3,235 4,131
Texas Transportation Commission State Highway, 1st
Tier, 5.00%, 10/1/23 14,000 15,799
Texas Transportation Commission, Central Texas
Turnpike, Series B, 5.00%, 8/15/32 14,785 16,941
Texas Transportation Commission, Central Texas
Turnpike, Series C, 5.00%, 8/15/31 7,415 8,476

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Texas Transportation Commission, Central Texas
Turnpike, Series C, 5.00%, 8/15/32 400 456
Texas Transportation Commission, Mobility Fund, GO,
5.00%, 10/1/27 6,100 7,013
Texas Transportation Commission, Mobility Fund,
Series A, GO, 5.00%, 10/1/31 12,420 15,947
Texas Transportation Commission, Mobility Fund,
Series A, GO, 5.00%, 10/1/33 8,000 10,194
Texas Transportation Commission, Mobility Fund,
Series B, GO, 5.00%, 10/1/33 19,275 24,560
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%,
8/1/27 2,500 2,916
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%,
8/1/28 1,600 1,866
Univ. of Texas, Board of Regents, Series B, 5.00%,
8/15/28 12,080 14,011
732,709
Utah 0.8%
Murray, Health Services, Series D, VRDN, 0.01%,
5/15/37 1,525 1,525
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 2,200 2,730
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 3,500 4,409
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,550 3,153
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2) 3,925 4,834
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2) 1,825 2,289
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 6,307
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 4,349
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 7,434
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 6,695 8,051
Utah Transit Auth., Sales Tax, 5.00%, 6/15/25
(Prerefunded 6/15/22) (3) 2,250 2,400
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28
(Prerefunded 6/15/22) (3) 3,850 4,107
51,588
Virginia 4.7%
Arlington County, Series A, GO, 5.00%, 8/1/23
(Prerefunded 8/1/22) (3) 6,300 6,761
Arlington County IDA, Virginia Hosp. Center, 5.00%,
7/1/32 555 741
Arlington County IDA, Virginia Hosp. Center, 5.00%,
7/1/34 2,405 3,186
Arlington County IDA, Virginia Hosp. Center, 5.00%,
7/1/35 500 661
Arlington County IDA, Virginia Hosp. Center, IDRB,
5.00%, 7/1/33 1,265 1,681

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Botetourt County, Residential Care Fac., Glebe, Series
A, 4.75%, 7/1/23 1,480 1,556
Fairfax County Economic Dev. Auth., Wiehle Ave.
Metrorail Station, 5.00%, 8/1/30 1,400 1,927
Fairfax County Economic Dev. Auth., Wiehle Ave.
Metrorail Station, 5.00%, 8/1/31 1,450 1,985
Fairfax County Economic Dev. Auth., Wiehle Ave.
Metrorail Station, 5.00%, 8/1/32 2,200 2,996
Fairfax County IDA, Inova Health, Series B, IDRB,
5.00%, 5/15/26 3,600 4,476
Fairfax County IDA, Inova Health, Series D, 5.00%,
5/15/28 15,250 16,177
Fairfax County Redev. & Housing Auth., Wedgewood
Affordable Housing, 5.00%, 10/1/34 3,715 4,765
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30 1,645 1,850
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31 1,000 1,123
Fredericksburg Economic Dev. Auth., Medicorp Health,
5.25%, 6/15/22 3,415 3,623
Greater Richmond Convention Center Auth., Hotel Tax,
5.00%, 6/15/27 1,325 1,573
Greater Richmond Convention Center Auth., Hotel Tax,
5.00%, 6/15/28 3,140 3,709
Hampton Roads Sanitation Dist., Wastewater, Series A,
5.00%, 8/1/27 (Prerefunded 8/1/26) (3) 1,190 1,493
Hampton Roads Sanitation Dist., Wastewater, Series A,
5.00%, 7/1/29 (Prerefunded 7/1/24) (3) 3,890 4,528
Hampton Roads Sanitation Dist., Wastewater, Series A,
5.00%, 8/1/31 (Prerefunded 8/1/26) (3) 5,700 7,167
Hampton Roads Sanitation Dist., Wastewater, Series A,
, 5.00%, 8/1/30 (Prerefunded 8/1/26) (3) 3,635 4,570
Hampton Roads Sanitation Dist., Wastewater,
Unrefunded Balance, Series A, 5.00%, 8/1/27 2,280 2,846
Hampton Roads Transportation Accountability
Commission, Series A, BAN, 5.00%, 7/1/22 15,550 16,596
Norfolk Economic Dev. Auth., Bon Secours Health,
5.00%, 11/1/28 (Prerefunded 11/1/22) (3) 5,000 5,413
Norfolk Economic Dev. Auth., Sentara Healthcare,
Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28) 3,795 4,934
Upper Occoquan Sewage Auth., 5.00%, 7/1/26
(Prerefunded 7/1/25) (3) 7,925 9,573
Upper Occoquan Sewage Auth., 5.00%, 7/1/29
(Prerefunded 7/1/25) (3) 13,000 15,703
Virginia College Building Auth., Public Higher Ed. Fin.,
Series A, 5.00%, 9/1/29 5,000 6,217

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Virginia College Building Auth., Public Higher Ed. Fin.,
Series A, 5.00%, 2/1/30 (Prerefunded 2/1/25) (3) 13,800 16,418
Virginia College Building Auth., Public Higher Ed. Fin.,
Unrefunded Balance, Series B, 5.00%, 9/1/22 2,295 2,307
Virginia Commonwealth Transportation Board, Series
A, 5.00%, 5/15/25 5,500 6,623
Virginia Commonwealth Transportation Board, Series
A, 5.00%, 5/15/30 7,900 10,145
Virginia Commonwealth Transportation Board, Series
A, 5.00%, 5/15/32 7,075 8,995
Virginia Commonwealth Transportation Board, Federal
Highway Transportation, 5.00%, 9/15/30 5,000 6,214
Virginia Commonwealth Transportation Board, Federal
Highway Transportation, Series A, GAN, 5.00%,
9/15/24 (Prerefunded 3/15/22) (3) 2,175 2,294
Virginia Commonwealth Transportation Board, Federal
Highway Transportation, Series A, GAN, 5.00%,
9/15/27 (Prerefunded 3/15/22) (3) 5,000 5,273
Virginia Commonwealth Transportation Board, Garvee,
GAN, 5.00%, 3/15/25 3,950 4,726
Virginia Commonwealth Transportation Board, Garvee,
GAN, 5.00%, 3/15/31 8,540 10,870
Virginia Commonwealth Transportation Board, Garvee,
GAN, 5.00%, 9/15/31 6,725 8,559
Virginia Public Building Auth., Series B, 5.00%, 8/1/23 3,025 3,390
Virginia Small Business Fin. Auth., Elizabeth River
Crossings, 5.25%, 1/1/32 (2) 3,850 4,051
Virginia Small Business Fin. Auth., Elizabeth River
Crossings, 5.50%, 1/1/42 (2) 11,315 11,862
Virginia Small Business Fin. Auth., I-95 Express Lanes,
5.00%, 1/1/44 (2) 1,905 1,976
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 7/1/34 (2) 1,500 1,557
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (2) 29,100 30,200
Winchester Economic Dev. Auth., Valley Health Sys.,
5.00%, 1/1/30 250 295
Winchester Economic Dev. Auth., Valley Health Sys.,
5.00%, 1/1/31 2,275 2,679
Winchester Economic Dev. Auth., Valley Health Sys.,
5.00%, 1/1/33 3,000 3,511
Winchester Economic Dev. Auth., Valley Health Sys.,
Series A, 5.00%, 1/1/27 (Prerefunded 1/1/24) (3) 750 852
Winchester Economic Dev. Auth., Valley Health Sys.,
Series A, 5.00%, 1/1/28 (Prerefunded 1/1/24) (3) 450 511

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Winchester Economic Dev. Auth., Valley Health Sys.,
Series A, 5.00%, 1/1/29 (Prerefunded 1/1/24) (3) 945 1,073
282,211
Washington 2.8%
Central Puget Sound Regional Transit Auth., Series S-1,
5.00%, 11/1/31 18,555 22,364
Central Puget Sound Regional Transit Auth., Series S-1,
5.00%, 11/1/32 6,480 7,797
Energy Northwest, Columbia Generating Station, Series
A, 5.00%, 7/1/30 2,640 3,161
Energy Northwest, Columbia Generating Station, Series
A, 5.00%, 7/1/34 4,850 6,100
Port of Seattle, Series A, 5.00%, 8/1/31 3,500 3,718
Port of Seattle, Series B, 5.00%, 10/1/25 (2) 4,845 5,776
Port of Seattle, Series B, 5.00%, 3/1/32 2,000 2,274
Washington Health Care Fac. Auth., Commonspirit
Health, Series B-1, VRDN, 5.00%, 8/1/49 (Tender
8/1/24) 5,500 6,215
Washington Health Care Fac. Auth., Commonspirit
Health, Series B-2, VRDN, 5.00%, 8/1/49 (Tender
8/1/25) 1,550 1,813
Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 7/1/26 4,130 4,409
Washington, Motor Vehicle Fuel Tax, Series B, GO,
5.00%, 8/1/29 7,415 8,952
Washington, Motor Vehicle Fuel Tax, Series R-2015,
GO, 5.00%, 7/1/29 12,850 15,170
Washington, Motor Vehicle Fuel Tax, Series R-2015,
GO, 5.00%, 7/1/32 9,200 10,837
Washington, Various Purpose, Series A, GO, 5.00%,
8/1/34 15,540 19,718
Washington, Various Purpose, Series A, GO, 5.00%,
8/1/35 5,810 7,365
Washington, Various Purpose, Series C, GO, 5.00%,
2/1/35 5,630 7,224
Washington, Various Purpose, Series R-2017A, GO,
5.00%, 8/1/33 4,500 5,549
Washington, Various Purpose, Series R-2017A, GO,
5.00%, 8/1/34 5,000 6,156
Washington, Various Purpose, Series R-2018D, GO,
5.00%, 8/1/34 18,485 23,454
168,052
Wisconsin 1.6%
Wisconsin, Series 1, GO, 5.00%, 5/1/30 2,250 3,112
Wisconsin, Series 1, GO, 5.00%, 5/1/31 2,805 3,876
Wisconsin, Series 3, GO, 5.00%, 11/1/29 13,500 17,234

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in $000s)
Wisconsin, Series 3, GO, 5.00%, 11/1/30 13,740 17,469
Wisconsin, Series 3, GO, 5.00%, 11/1/32 10,835 13,672
Wisconsin, Series A, GO, 5.00%, 5/1/34 14,545 17,224
Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded
5/1/22) (3) 1,750 1,857
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24) 4,500 5,123
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23 515 576
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24 950 1,106
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25 1,420 1,715
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27 1,700 2,183
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29 770 980
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (1) 1,950 2,125
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (1) 1,220 1,316
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%,
5/1/25 (Prerefunded 5/1/22) (3) 4,925 5,225
94,793
Total Investments in Securities 100.3%
(Cost $5,642,772) $ 6,069,931
Other Assets Less Liabilities (0.3)% (21,117)
Net Assets 100.0% $ 6,048,814
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $62,086 and represents 1.0% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Escrowed to maturity
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) Insured by AMBAC Assurance Corporation
(10) When-issued security
(11) Insured by Financial Guaranty Insurance Company
(12) Insured by National Public Finance Guarantee Corporation
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments .
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BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDRB Industrial Development Revenue Bond
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
RAN Revenue Anticipation Note
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TAN Tax Anticipation Note
TRAN Tax Revenue Anticipation Note
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.  Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund  (the fund)  is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Summit Municipal Intermediate Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs  On January 31, 2021, all of the fund's financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F83-054Q1 01/21